Commitments and Contingencies - Remaining underwriters' commissions (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Commitments And Contingencies [Line Items]
Deferred underwriting fees upon closing of business combination | $	$ 11,700,000
Deferred underwriting fees ,at discretion of corporation | $	1,800,000
Deferred underwriting fee payable | $	$ 13,500,000
Class A Restricted
Commitments And Contingencies [Line Items]
Deferred fee per unit, upon the closing of a Business Combination | $ / shares	$ 0.325
Deferred fee per unit, at discretion of corporation | $ / shares	0.050
Deferred fee per unit | $ / shares	$ 0.375